NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND
CALIFORNIA MUNICIPAL MONEY MARKET FUND
INVESTMENT OBJECTIVE
The Fund is a money market fund that seeks to maintain a stable net asset value ("NAV") of $1.00 per share. The Fund seeks to provide, to the extent consistent with the preservation of capital and prescribed portfolio standards, a high level of income exempt from regular federal income tax and California state personal income tax.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND
Management Fees	[1]	0.33%
Other Expenses	[1]	0.05%
Transfer Agency Fees	[1]	0.02%
Other Operating Expenses	[1]	0.03%
Total Annual Fund Operating Expenses	[1]	0.38%
Expense Reimbursement	[1][2]	(0.03%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1]	0.35%
[1]	The expense information in the table has been restated to reflect current fees.
[2]	Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Fund to the extent the "Total Annual Fund Operating Expenses" exceed 0.35%. This contractual limitation may not be terminated before July 31, 2015 without the approval of the Board of Trustees. Northern Trust Investments, Inc. serves as the investment adviser and administrator to the Fund. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Fund.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND	36	119	210	477

PRINCIPAL INVESTMENT STRATEGIES
The Fund seeks to achieve its objective by investing primarily in high quality short-term municipal instruments, the interest on which is exempt from regular federal income tax and California state personal income tax. The high level of income sought by the Fund is relative to yields currently available in the tax-exempt marketplace. Municipal instruments may include:
  Fixed, variable and floating rate notes and similar debt instruments;
  Asset-backed securities that are considered municipal instruments (such as trust certificates backed by municipal bonds);
  Tax-exempt commercial paper;
  Municipal bonds, notes, paper or other instruments; and
  Municipal bonds and notes that are guaranteed as to principal and interest or backed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.
Except in extraordinary circumstances, at least 80% of the Fund's net assets will be invested in debt instruments that pay interest that is exempt from regular federal income tax. In addition, under normal circumstances, at least 80% of the Fund's net assets will be invested in instruments that pay income that is exempt from California state personal income tax. These may include certain securities of issuers located outside of the State of California.

The Fund limits its investments in Alternative Minimum Tax ("AMT") obligations (also known as "private activity bonds"), so that the Fund ordinarily will not invest in such obligations except during temporary defensive periods or when non-AMT obligations are unavailable. AMT obligations pay interest that may be treated as an item of tax preference to shareholders under the federal AMT. To the extent that the Fund invests in AMT obligations, a portion of the Fund's dividends may be subject to federal income tax for shareholders subject to AMT.

The Securities and Exchange Commission imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Fund's investments. Accordingly, the Fund's investments must have a remaining maturity of no more than 397 days and must be high quality. The Fund's investment adviser may consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the Fund.

During extraordinary market conditions and interest rate environments, all or any portion of the Fund's assets may be uninvested or invested in taxable instruments. Uninvested assets do not generate income. The Fund may not achieve its investment objective during this time.

The Fund is "non-diversified" under the Investment Company Act of 1940, as amended, and may potentially invest, subject to SEC regulations, more of its assets in fewer issuers than "diversified" mutual funds.
PRINCIPAL RISKS
STABLE NAV RISK is the risk that the Fund will not be able to maintain an NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Fund, especially at a time when the Fund needs to sell securities to meet shareholder redemption requests, could cause the value of the Fund's shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Fund's yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Fund's yield (and the market value of its securities) will tend to be higher.

GUARANTOR (OR CREDIT ENHANCEMENT) RISK is the risk that changes in credit quality of a U.S. or foreign bank, insurance company or other financial institution or such entity's failure to fulfill its obligations could cause the Fund's investments to decline in value. Adverse developments in the banking or bond insurance industries also may negatively affect the Fund.

PREPAYMENT (OR CALL) RISK is the risk that prepayment of the underlying mortgages or other collateral of some fixed-income securities may result in a decreased rate of return and a decline in value of those securities.

DEBT EXTENSION RISK is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

INCOME RISK is the risk that falling interest rates will cause the Fund's income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Fund's investment adviser may fail to produce the intended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a repurchase or other transaction, to meet its payment or other financial obligations will adversely affect the value of the Fund's investments and its yield. Changes in the credit rating of a debt security held by the Fund could have a similar effect.

PROJECT/INDUSTRIAL DEVELOPMENT BOND RISK is the risk that the Fund may be more sensitive to an adverse economic, business or political development if it invests more than 25% of its assets in municipal instruments, the interest upon which is paid solely from revenues of similar projects, or in industrial development bonds.

TAX RISK is the risk that future legislative or administrative changes or court decisions may materially affect the value of municipal instruments or the ability of the Fund to pay tax-exempt dividends.

MUNICIPAL MARKET VOLATILITY RISK is the risk that the Fund may be adversely affected by the volatile municipal market. The municipal market can be significantly affected by adverse tax, legislative, or political changes and the financial condition of the issuers of municipal securities.

CALIFORNIA-SPECIFIC RISK is the risk that the Fund will be more exposed to risks associated with the negative aspects of California's economy, political system and government financing structures than a fund that invests more widely. Unfavorable developments in any economic sector may have a substantial impact on the overall California municipal market. Provisions of the California Constitution and State statutes that limit the taxing and spending authority of California governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California's economy is broad, it does have major concentrations in high technology, aerospace and defense-related manufacturing, trade, entertainment, real estate and financial services, and may be sensitive to economic problems affecting those industries. Future California political and economic developments, constitutional amendments, legislative measures, executive orders, administrative regulations, litigation and voter initiatives could have an adverse effect on the debt obligations of California issuers. As of June 2014, California's general obligation bonds had one of the lowest credit ratings assigned to state obligation bonds in the country.

NON-DIVERSIFICATION RISK is the risk that the Fund may be more susceptible to adverse financial, economic or other developments affecting any single issuer, and more susceptible to greater losses because of these developments, than if it were diversified.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
FUND PERFORMANCE
The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year.

The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.

Updated performance information for the Fund is available and may be obtained on the Fund's web site at www.northernfunds.com or by calling 800-595-9111.
CALENDAR YEAR TOTAL RETURN*

* Year to date total return for the six months ended June 30, 2014 is 0.01%. For the periods shown in the bar chart above, the highest quarterly return was 0.79% in the third quarter of 2007, and the lowest quarterly return was 0.00% in the fourth quarter of 2013.
AVERAGE ANNUAL TOTAL RETURN (For the periods ended December 31, 2013)
Average Annual Total Returns	Inception Date	1-Year	5-Year	10-Year	Since Inception
NORTHERN CALIFORNIA MUNICIPAL MONEY MARKET FUND	Nov. 29, 1994	0.01%	0.02%	1.03%	1.73%

The 7-day yield for the Fund as of December 31, 2013: 0.01%. For the current 7-day yield call 800-595-9111 or visit www.northernfunds.com.